STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2017
Stockholders' Equity
STOCKHOLDERS' EQUITY

Issuance of Series A Preferred Stock and Related Financings

On May 25, 2016, and June 1, 2016, the Company completed a private placement of 700,000 shares of our Series A Preferred Stock for $10.00 per share and received gross cash proceeds of $5,250,000, net of $1,750,000 principal amount of our promissory notes exchanged by Michael Taglich and Robert Taglich, two of our principal stockholders, for shares of Series A Preferred Stock. The Company had issued the promissory notes to Michael Taglich and Robert Taglich for amounts borrowed from September 2015 through May 2016. The September 2015 loan bore interest at the rate of 4% per annum and was to be paid on September 7, 2016. The other loans bore interest at the rate of 7% per annum and were to be repaid on June 30, 2016, or, if earlier, upon the sale of the Company’s equity from which it derived proceeds of $1,800,000 or $2,000,000 depending upon the promissory notes issued.

Preferred Stock

The shares of Series A Preferred Stock have a stated value of $10.00 per share and are initially convertible into shares of common stock at a price of $4.92 per share (subject to adjustment upon the occurrence of certain events). When issued, the dividend rate on the Series A Preferred Stock was 12% per annum, payable quarterly and was to increase to 15% per annum if we were to issue PIK Shares in lieu of payment of cash dividends payable until June 15, 2018. The dividend rate on the Series A Preferred Stock was originally to increase to 16% per annum after June 2018, 19% per annum to the extent dividends were paid in PIK Shares. In July 2017, the Company amended the Certificate of Designation authorizing the issuance of the Series A Preferred Stock to provide for the automatic conversion of the outstanding shares of Series A Preferred Stock into common stock at a conversion price of $1.50, the offering price of the shares of common stock in the Public Offering, subject to stockholder approval in accordance with the applicable rules of the NYSE MKT. In addition, the amendment to the Certificate of Designation eliminated the liquidation preference and quarterly dividend payable to holders of the Series A Preferred Stock. Holders of the Series A Preferred Stock now share ratably with the holders of the common stock on an as-converted basis (2.0325 shares of common stock for each share of Series A Preferred Stock held of record) with respect to dividends declared, paid or set aside for payment, assets available for distribution to stockholders upon the liquidation, dissolution or winding up of the Company’s affairs, in addition to voting upon the election of directors and other matters submitted to stockholders for approval, except for matters requiring a class vote of the holders of the Series A Preferred Stock specified in the Certificate of Designation or under applicable law. At a meeting on July 24, 2017, the Company’s Board of Directors adopted a further amendment to the Certificate of Designation, subject to approval by holders of a majority of the outstanding shares of Series A Preferred Stock, to provide for the automatic conversion of the outstanding shares of Series A Preferred Stock into shares of common stock at a conversion price of $1.50 per share if stockholders do not approve the Restructuring Transactions at the Company’s 2017 Annual Meeting of Stockholders.

The Company has the right to redeem the Series A Preferred Stock after May 26, 2018 for a redemption price of $10.00, plus accrued and unpaid dividends; however, the Company may not have sufficient cash available to effect such redemption.

In connection with the placement we incurred approximately $606,000 of direct offering costs and $57,000 in legal expenses and granted to the placement agents warrants to purchase 8% of the number of shares of our common stock (113,820 shares) issuable upon conversion of the Series A Preferred Stock sold in the offering. The warrants are exercisable in whole or in part, at an initial exercise price per share of $6.15, and are exercisable for cash or on a cashless basis commencing on November 26, 2016 and expiring on May 26, 2021. The exercise price and number of shares of common stock issuable under the warrants are subject to adjustments for stock dividends, splits, combinations and similar events.

Of the proceeds generated by the sale of our shares of Series A Preferred Stock, $1,500,000 was paid to PNC to reduce the amount outstanding under our Loan Facility.

In August 2016, the Company completed the private placement of $2,720,000 principal amount of our 12% Subordinated Convertible Notes due December 31, 2017 (the “12% Notes”), together with warrants to purchase an aggregate of 110,658 shares of common stock, for a total purchase price of $2,720,000, from which we derived net proceeds of approximately $2,319,800, which was used to pay down the Company’s indebtedness under the Loan Facility and for working capital. The Company also issued to Michael Taglich a 12% Note in the principal amount of $1,520,713, together with warrants to purchase 61,817 shares of common stock, upon surrender for cancellation of promissory notes in the aggregate principal amount of $1,500,000, together with accrued interest thereon and on notes previously exchanged for Series A Preferred Stock of $20,713. The Company had issued the promissory notes to Michael Taglich for amounts borrowed in August 2016. The promissory notes bore interest at the rate of 7% per annum and were to be repaid on December 31, 2016, or, if earlier, upon the sale of our equity securities from which we derived proceeds of $2,000,000. In addition, the Company issued to Robert Taglich a 12% Note in the principal amount of $4,373, together with warrants to purchase 177 shares of common stock, in consideration of the forgiveness of interest of $4,373 accrued on notes previously exchanged for Series A Preferred Stock.

The 12% Notes provided for the automatic conversion of the principal and accrued interest of the 12% Notes into shares of Series A Preferred Stock at a price of $10.00 per share, the stated value of the Series A Preferred Stock, upon the filing of an amendment to the Company’s Articles of Incorporation increasing the number of shares of preferred stock we are authorized to issue from 1,000,000 shares to 3,000,000 shares, including 2,000,000 shares of Series A Preferred Stock (the “Charter Amendment”). The Company issued 438,770 shares of Series A Preferred Stock to the holders of the 12% Notes on November 30, 2016, the date the Company’s stockholders approved the Charter Amendment and the Company filed the certificate of amendment effecting the Charter Amendment with the Office of the Secretary of State of Nevada. As a result of the automatic conversion of the 12% Notes into shares of Series A Preferred Stock, no 12% Notes are outstanding.

As compensation for its services as placement agent for the offering of the 12% Notes, the Company paid Taglich Brothers, Inc. a fee of $295,400 and issued to Taglich Brothers, Inc. five-year warrants to purchase 68,617 shares of common stock at an initial exercise price of $6.15, subject to certain anti-dilution and other adjustments, including stock splits, and in the event of certain fundamental transactions such as mergers and other business combinations.

As of December 31, 2016, the Company had outstanding 1,202,548 shares of Series A Preferred Stock. As of June 30, 2017, we had outstanding 1,294,441 shares of Series A Preferred Stock, including 45,106 shares issued as pay-in-kind dividends (“PIK Shares”) on March 15, 2017 and 46,787 PIK Shares issued on June 15, 2017.